Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	108 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000159046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.23%	7.70%	1.14%	3.14%
C000159045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.98%	7.28%	0.83%	2.85%
C000159047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.28%	7.78%	1.20%	3.20%
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All World Index
Average Annual Return, Percent	12.30%	16.97%	11.03%	9.61%
FTSE EPRA Nareit Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index
Average Annual Return, Percent	6.38%	6.83%	0.41%	2.59%